Load [Member] Expense Example, No Redemption - North Carolina Tax-Free Income Series - North Carolina Tax-Free Income Series	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	$ 918